Equity (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023
Equity [Abstract]
Schedule of Common Stock Available for Issuance	As of December 31, 2023, the number of shares of Class A Common Stock available for issuance under the Company’s amended and restated articles of incorporation were as follows:
Authorized number of shares of Class A Common Stock	285,000,000
Class A Common Stock outstanding	23,544,492
Reserve for conversion of Class B Common Stock	2,254,901
Reserve for exercise of the Public Warrants and Private Warrants	9,000,000
Reserve for exercise of other common stock warrants outstanding or issuable	3,295,020
Shares issuable under PIPE make-whole provision	1,052,030
Reserve for earnout shares	3,500,000
Stock options and RSUs outstanding	9,513,647
Awards available for grant under 2023 Equity Incentive Plan	2,290,183
Awards available for grant under 2023 Employee Stock Purchase Plan	858,935
Common stock available for issuance	229,690,792
As of September 30, 2023, the number of shares of common stock available for issuance under the Company’s amended and restated articles of incorporation were as follows:
Authorized number of shares of common stock	57,400,000
Common stock outstanding	16,692,175
Reserve for conversion of Founders Redeemable Convertible Preferred Stock	600,000
Reserve for conversion of Series A Redeemable Convertible Preferred Stock	2,000,000
Reserve for exercise of common stock warrants	700,388
Stock options and RSUs outstanding under equity incentive plans	6,115,178
Awards available for grant under equity incentive plans	12,068,156
Common stock available for issuance	19,224,103

Schedule of Company’s Redeemable Convertible Preferred Stock Outstanding	The numbers of shares of the Company’s redeemable convertible preferred stock outstanding and the related conversion prices and liquidation preferences as of September 30, 2023 are as follows:
	Shares Authorized	Shares Issued and Outstanding	Issuance Price Per Share	Per Share Conversion Price	Aggregate Liquidation Preference	Carrying Value
Founders Redeemable Convertible Preferred Stock	600,000	588,235	$0.00001	$0.00001	$—	$—
Series A Redeemable Convertible Preferred Stock	2,000,000	1,666,666	$1.38	$1.38	2,300	2,300
Total	2,600,000	2,254,901			$2,300	$2,300